Expense Example, No Redemption - PUTNAM SUSTAINABLE LEADERS FUND - Class C Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 165
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	881
Expense Example, No Redemption, 10 Years	$ 1,724